Post Balance Sheet Events - Additional Information (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions			12 Months Ended
	Feb. 05, 2021 GBP (£)	Feb. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 £ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2017 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares in issue			83,306,259	78,370,265	71,069,933	69,991,624
Par value | £ / shares			£ 0.05	£ 0.05	£ 0.05
American Depositary Shares | Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of transactions after reporting period that significantly change number of ordinary shares			On February 5, 2021 Silence Therapeutics plc announced an oversubscribed private placement of 2,022,218 of the Company's American Depositary Shares ("ADSs"), each representing three ordinary shares of 5 pence each in the capital of the Company ("Ordinary Shares"), at a price of US $22.50 per ADS, with new and existing institutional and accredited investors (the "Private Placement").
American Depositary Shares | Major Ordinary Share Transactions | Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares in issue		2,022,218
Par value | $ / shares		$ 22.50
Proceeds from issue of ordinary shares	£ 33	$ 45
Offering closing period	February 9, 2021	February 9, 2021